Cost of revenues (Details) - Cost of revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue sharing fees and content costs	¥ 5,601,439	¥ 2,118,495	¥ 287,168
Bandwidth costs	834,146	706,457	136,447
Payment handling costs	1,317,205	652,458	17,741
Salary and welfare	707,398	390,352	139,221
Technical service fee	410,293	304,499	33,818
Depreciation and amortization	421,272	204,637	42,147
Share-based compensation	39,910	41,007	46,373
Other taxes and surcharges	10,078	9,574	2,766
Other costs	167,848	125,179	20,020
Total	¥ 9,509,589	¥ 4,552,658	¥ 725,701